Financial Instruments by Category - Summary of Company's Financial Assets Measured at Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 410	$ 392	$ 529
Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	74	98	118
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	336	294	411
Public securities [member] | Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	74	98	118
Mutual funds [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	336	294	411
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	410	392	529
Level 1 [member] | Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	74	98	118
Level 1 [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	336	294	411
Level 1 [member] | Public securities [member] | Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	74	98	118
Level 1 [member] | Mutual funds [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 336	$ 294	$ 411